Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

February 29, 2020 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 98.8%
Alabama - 0.5%
Alabama Federal Aid Highway Finance Authority, Government FD/ Grant Revenue,
Series A, 5.00%, 6/1/37	$200,000	$251,582
Lower Alabama Gas District, Natural Gas Revenue,
Series A, 5.00%, 9/1/31	160,000	211,010
(Cost $428,464)		462,592
Arizona - 2.1%
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue,
Series A, 5.00%, 1/1/33	35,000	45,216
Series A, 5.00%, 1/1/38	450,000	560,569
Series A, 5.00%, 1/1/39	500,000	636,475
Series A, 5.00%, 1/1/47	500,000	660,050
(Cost $1,774,077)		1,902,310
California - 18.4%
Alameda Corridor Transportation Authority,Transit Revenue,
Series B, 5.00%, 10/1/35	165,000	202,166
Bay Area Toll Authority, Highway Revenue Tolls,
3.25%, 4/1/36	260,000	286,434
4.00%, 4/1/38	25,000	29,353
Series 7, 4.00%, 4/1/42	35,000	40,850
Sub-Series S-8, 3.00%, 4/1/54	300,000	319,947
Sub-Series S-8, 5.00%, 4/1/56	400,000	517,672
City of Long Beach CA Harbor Revenue, Private Airport & Marina Revenue,
Series A, 5.00%, 5/15/49	125,000	161,540
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series D, AMT, 5.00%, 5/15/43	125,000	159,961
Series C, AMT, 5.00%, 5/15/44	200,000	248,086
Series B, AMT, 5.00%, 5/15/46	975,000	1,169,444
Series F, AMT, 3.00%, 5/15/49	330,000	348,652
Series F, AMT, 4.00%, 5/15/49	500,000	587,580
Series D, 5.00%, 5/15/49	100,000	125,805
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue,
Series D, 5.00%, 11/1/32	150,000	195,521
East Bay Municipal Utility District Water System Revenue, Water Revenue,
Series A, 5.00%, 6/1/45	100,000	125,640
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue,
Series A, 5.00%, 7/1/44	175,000	226,375
Los Angeles County Sanitation Districts Financing Authority, Sewer Revenue,
Series A, 4.00%, 10/1/42	100,000	115,499
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/45	500,000	646,405
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series D, 5.00%, 7/1/32	25,000	34,065
Series A, 5.00%, 7/1/42	500,000	623,500
Series A, 5.00%, 7/1/46	750,000	908,573
Series D, 5.00%, 7/1/49	100,000	130,384
Los Angeles Department of Water, Water Revenue,
Series A, 5.00%, Issued 4/21/16, 7/1/41	500,000	610,185
Series A, 5.00%, Issued 5/11/17, 7/1/41	200,000	250,166
Norman Y Mineta San Jose International Airport SJC, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 3/1/41	500,000	610,750
San Diego County Regional Transportation Commission, Sales Tax Revenue,
Series A, 5.00%, 4/1/41	280,000	345,352
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 5/1/37	1,000,000	1,294,220
Series A, AMT, 5.00%, 5/1/44	150,000	190,812
Series E, AMT, 5.00%, 5/1/45	1,225,000	1,555,762
Series B, AMT, 5.00%, 5/1/46	500,000	600,115
Series C, 5.00%, 5/1/46	600,000	736,344
Series A, AMT, 5.00%, 5/1/47	200,000	244,142
Series B, 5.00%, 5/1/47	25,000	31,224
Series D, AMT, 5.25%, 5/1/48	870,000	1,099,445
Series A, 4.00%, 5/1/49	300,000	347,457
Series A, AMT, 5.00%, 5/1/49	200,000	252,800
Series F, 5.00%, 5/1/50	900,000	1,158,345
Southern California Public Power Authority, Natural Gas Revenue,
Series A, 5.00%, 11/1/33	150,000	206,106
(Cost $15,559,218)		16,736,677
Colorado - 3.2%
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue,
Sub-Series A, AMT, 5.00%, 12/1/36	150,000	216,212
Series A, AMT, 5.00%, 12/1/38	320,000	406,477
Series A, AMT, 4.00%, 12/1/43	650,000	751,634
Series A, AMT, 5.00%, 12/1/43	325,000	408,239

Series A, AMT, 5.00%, 12/1/48	700,000	873,740
Colorado Bridge Enterprise, Miscellaneous Revenue,
AMT, 4.00%, 6/30/51	250,000	273,752
(Cost $2,602,509)		2,930,054
District of Columbia - 6.4%
District of Columbia Water & Sewer Authority, Water Revenue,
Series B, 5.00%, 10/1/49	250,000	314,730
District of Columbia, Income Tax Revenue,
Series A, 5.00%, 3/1/44	500,000	650,945
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls,
Series B, 4.00%, 10/1/44	1,000,000	1,180,320
Series B, 3.00%, 10/1/50	700,000	741,265
Series B, 4.00%, 10/1/53	1,750,000	2,043,668
Metropolitan Washington Airports Authority, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/35	455,000	555,573
Washington Metropolitan Area Transit Authority, Transit Revenue,
Series B, 5.00%, 7/1/42	250,000	312,495
(Cost $5,516,374)		5,798,996
Florida - 7.5%
Central Florida Expressway Authority, Highway Revenue Tolls,
5.00%, 7/1/38	105,000	130,874
City of Cape Coral FL Water & Sewer Revenue, Water Revenue,
5.00%, 10/1/39	150,000	187,825
City of Gainesville FL Utilities System Revenue, Multiple Utility Revenue,
Series A, 5.00%, 10/1/47	100,000	128,673
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	100,000	117,268
Series A, AMT, 4.00%, 10/1/49	150,000	174,694
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/38	500,000	587,200
Series B, AMT, 5.00%, 10/1/40	395,000	487,549
5.00%, 10/1/41	425,000	520,056
Series A, AMT, 4.00%, 10/1/44	100,000	116,322
Series A, AMT, 5.00%, 10/1/44	100,000	127,240
Series A, AMT, 5.00%, 10/1/49	350,000	442,361
County of Miami-Dade FL Transit System, Sales Tax Revenue,
4.00%, 7/1/38	90,000	101,884
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue,
Series A, 4.00%, 10/1/44	165,000	189,234
Series B, 4.00%, 10/1/44	150,000	177,336
Series B, 3.00%, 10/1/49	150,000	155,912
Series B, 4.00%, 10/1/49	575,000	675,113
Greater Orlando Aviation Authority, Private Airport & Marina Revenue,
Sub-Series A, AMT, 5.00%, 10/1/47	100,000	121,566
Series A, AMT, 4.00%, 10/1/49	500,000	582,315
Sub-Series A, 5.00%, 10/1/52	500,000	604,970
Series A, AMT, 3.25%, 10/1/54	250,000	266,092
Hillsborough County Aviation Authority, Private Airport & Marina Revenue,
Series F, 5.00%, 10/1/48	50,000	62,880
Putnam County Development Authority, Electric, Power & Light Revenue,
Series A, 5.00%, 3/15/42	250,000	307,038
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls,
Series B, 4.00%, 7/1/42	500,000	575,580
(Cost $6,413,019)		6,839,982
Georgia - 2.0%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue,
Series B, 4.00%, 7/1/49	200,000	232,818
City of Atlanta GA Water & Wastewater, Water Revenue,
5.00%, 11/1/40	700,000	834,463
Series B, 5.00%, 11/1/47	250,000	311,902
Development Authority of Burke County, Electric, Power & Light Revenue,
Series D, 4.125%, 11/1/45	290,000	324,765
Main Street Natural Gas, Inc., Natural Gas Revenue,
Series A, 5.00%, 5/15/43	30,000	37,350
Municipal Electric Authority of Georgia, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/60	100,000	112,744
(Cost $1,714,666)		1,854,042
Guam - 0.2%
Guam Government Waterworks Authority, Water Revenue,
5.00%, 1/1/46 (Cost $131,507)	125,000	145,154

Hawaii - 1.2%
City & County Honolulu HI Wastewater System, Sewer Revenue,
Series A, 5.00%, 7/1/40	500,000	603,095

State of Hawaii Airports System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/43	400,000	499,404
(Cost $1,005,644)		1,102,499
Illinois - 7.4%
Chicago Midway International Airport, Private Airport & Marina Revenue,
Series B, 5.00%, 1/1/41	500,000	597,595
Chicago O'Hare International Airport, Private Airport & Marina Revenue,
Series D, AMT, 5.00%, 1/1/42	800,000	960,120
Series A, AMT, 4.00%, 1/1/43	40,000	46,192
Series B, 4.00%, 1/1/44	75,000	87,406
Series D, 5.00%, 1/1/47	500,000	604,965
Series B, 5.00%, 1/1/48	800,000	1,002,088
Series D, 5.00%, 1/1/52	140,000	169,131
Series D, AMT, 5.00%, 1/1/52	375,000	445,065
Series A, AMT, 4.375%, 1/1/53	25,000	29,334
Illinois Municipal Electric Agency, Electric, Power & Light Revenue,
Series A, 4.00%, 2/1/34	45,000	50,183
Illinois State Toll Highway Authority, Highway Revenue Tolls,
Series A, 5.00%, 12/1/31	10,000	12,154
Series C, 5.00%, 1/1/36	50,000	58,730
Series A, 5.00%, 1/1/40	1,090,000	1,293,307
Series A, 5.00%, 1/1/42	500,000	621,105
Series A, 4.00%, 1/1/44	300,000	352,749
Series A, 5.00%, 1/1/44	300,000	382,947
(Cost $6,163,432)		6,713,071
Indiana - 0.4%
Indiana Finance Authority, Sewer Revenue,
Series A, 5.00%, 10/1/41	100,000	122,085
Indiana Municipal Power Agency, Electric, Power & Light Revenue,
5.00%, 1/1/42	200,000	241,780
(Cost $342,339)		363,865
Kentucky - 0.4%
Kentucky Economic Development Finance Authority, Lease Revenue,
Series A, 4.00%, 12/1/41	255,000	288,265
Kentucky Municipal Power Agency, Electric, Power & Light Revenue,
Series A, 4.00%, 9/1/39	45,000	49,443
Louisville & Jefferson County Metropolitan Sewer District, Sewer Revenue,
Series A, 3.00%, 5/15/46	10,000	10,249
(Cost $334,022)		347,957
Louisiana - 1.4%
East Baton Rouge Sewerage Commission, Sewer Revenue,
Series A, 4.00%, 2/1/45	30,000	35,098
Jefferson Sales Tax District, Sales Tax Revenue,
Series B, 4.00%, 12/1/42	400,000	474,016
Louisiana Local Government Environmental Facilities & Community Development Authority, Industrial Revenue,
3.50%, 11/1/32	450,000	498,969
New Orleans Aviation Board, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 1/1/48	250,000	296,047
(Cost $1,226,342)		1,304,130
Maryland - 0.2%
State of Maryland Department of Transportation, Fuel Sales Tax Revenue,
3.50%, 10/1/33 (Cost $186,629)	190,000	213,720

Massachusetts - 0.6%
Massachusetts Port Authority, Private Airport & Marina Revenue,
Series C, 5.00%, 7/1/44 (Cost $478,748)	400,000	505,792

Michigan - 0.9%
Great Lakes Water Authority Sewage Disposal System Revenue, Water Revenue,
Series C, 5.00%, 7/1/36	430,000	522,678
Great Lakes Water Authority Water Supply System Revenue, Water Revenue,
Series A, 5.00%, 7/1/46	125,000	150,318
Lansing Board of Water & Light, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/44	35,000	44,669
Series A, 5.00%, 7/1/48	90,000	114,288
(Cost $768,893)		831,953
Missouri - 0.3%
Metropolitan St Louis Sewer District, Sewer Revenue,
Series A, 5.00%, 5/1/47 (Cost $284,330)	245,000	304,486

Nevada - 1.0%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax,
Series B, 5.00%, 7/1/43	500,000	620,760
Series B, 4.00%, 7/1/49	250,000	286,783
(Cost $801,692)		907,543
New Jersey - 2.7%
New Jersey Turnpike Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/31	10,000	12,552

Series B, 5.00%, 1/1/31	20,000	25,717
Series A, 5.00%, 1/1/33	10,000	12,507
Series B, 5.00%, 1/1/34	130,000	165,946
Series G, 3.25%, 1/1/38	395,000	430,724
Series E, 5.00%, 1/1/45	850,000	1,003,918
Series A, 5.00%, 1/1/48	650,000	821,438
(Cost $2,246,130)		2,472,802
New York - 20.2%
Long Island Power Authority, Electric, Power & Light Revenue,
5.00%, 9/1/44	700,000	806,855
Metropolitan Transportation Authority, Fuel Sales Tax Revenue,
Series A, 5.25%, 11/15/32	600,000	766,896
Metropolitan Transportation Authority, Transit Revenue,
Series D, 5.00%, 11/15/33	100,000	127,234
Series C-1, 4.00%, 11/15/37	155,000	181,531
Series B, 5.00%, 11/15/37	1,000,000	1,228,020
Sub-Series D-1, 5.00%, 11/15/39	20,000	23,219
Series D, 4.00%, 11/15/42	300,000	347,409
Series - A-1 - Group 1, 4.00%, 11/15/44	500,000	595,315
Series A, Sub-Series A-2, 5.00%, 11/15/44	100,000	125,279
Sub-Series D-1, 5.25%, 11/15/44	50,000	59,147
Sub-Series A-1, 5.00%, 11/15/45	200,000	234,020
Series D, 4.00%, 11/15/46	500,000	575,480
New York City Transitional Finance Authority Future Tax Secured Revenue, Income Tax Revenue,
Sub-Series E-1, 5.00%, 2/1/34	300,000	367,569
Sub-Series E-1, 5.00%, 2/1/35	180,000	220,149
Series A, Sub-Series E-1, 5.00%, 2/1/36	200,000	251,266
Sub-Series E-1, 5.00%, 2/1/38	300,000	364,668
Sub-Series B-1, 5.00%, 8/1/39	200,000	233,626
Sub-Series A-1, 5.00%, 5/1/40	500,000	609,885
Sub-Series A-1, 4.00%, 5/1/42	15,000	17,100
New York City Transitional Finance Authority Future Tax Secured Revenue, Sales Tax Revenue,
Series E-1, 5.00%, 2/1/41	250,000	294,743
New York City Water & Sewer System, Water Revenue,
Series CC-1, 4.00%, 6/15/37	95,000	111,474
Sub-Series CC-1, 5.00%, 6/15/38	715,000	894,522
Series GG, 5.00%, 6/15/39	650,000	780,052
Series HH, 5.00%, 6/15/39	150,000	180,012
Series AA, 4.00%, 6/15/40	500,000	606,600
Sub-Series EE-2, 5.00%, 6/15/40	35,000	45,638
Sub-Series CC-1, 4.00%, 6/15/46	50,000	56,766
Series CC, 5.00%, 6/15/46	500,000	597,020
Sub-Series CC-1, 5.00%, 6/15/46	300,000	365,778
Series DD, 5.00%, 6/15/47	1,200,000	1,481,808
Series CC, 5.00%, 6/15/48	965,000	1,204,918
Series DD-1, 5.00%, 6/15/48	300,000	379,434
Series BB-1, 4.00%, 6/15/49	200,000	238,584
Series CC-1, 4.00%, 6/15/49	100,000	119,292
Series DD-1, 5.00%, 6/15/49	400,000	502,408
New York Convention Center Development Corp., Hotel Occupancy Tax,
Series A, 5.00%, 11/15/46	25,000	30,477
New York Liberty Development Corp., Industrial Revenue,
Class 3, 2.80%, 9/15/69	500,000	534,365
New York State Environmental Facilities Corp., Water Revenue,
Sub-Series E, 5.00%, 6/15/42	100,000	124,393
New York Transportation Development Corp., Industrial Revenue,
AMT, 5.00%, 1/1/30	485,000	605,071
AMT, 5.00%, 1/1/34	500,000	618,930
Port Authority of New York & New Jersey, Private Airport & Marina Revenue,
5.00%, 10/15/35	65,000	78,991
5.00%, 10/15/41	1,150,000	1,395,238
(Cost $17,022,166)		18,381,182
Ohio - 0.2%
Northeast Ohio Regional Sewer District, Sewer Revenue,
3.00%, 11/15/40	100,000	108,534
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue,
Series A, 5.00%, 12/1/29	10,000	12,825
Series A, 5.00%, 6/1/30	10,000	12,769
(Cost $127,014)		134,128
Oklahoma - 0.8%
Oklahoma Turnpike Authority, Highway Revenue Tolls,
Series C, 4.00%, 1/1/42	350,000	401,824
Series A, 5.00%, 1/1/43	280,000	342,516
(Cost $695,111)		744,340
Pennsylvania - 4.4%
City of Philadelphia PA Airport Revenue,Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 7/1/47	300,000	361,191
City of Philadelphia PA Water & Wastewater, Water Revenue,
Series A, 5.00%, 10/1/48	35,000	43,826
Delaware River Joint Toll Bridge Commission, Highway Revenue Tolls,
5.00%, 7/1/42	40,000	49,590

Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees,
Series A, 5.25%, 12/1/44	300,000	386,961
Series A, 5.00%, 12/1/48	250,000	314,803
Pennsylvania Turnpike Commission, Highway Revenue Tolls,
Sub-Series B-1, 5.00%, 6/1/42	100,000	120,988
Series A-2, 5.00%, 12/1/43	250,000	315,413
Sub-Series A, 5.00%, 12/1/44	500,000	627,530
Series A-1, 5.00%, 12/1/46	900,000	1,084,959
Series A-1, 5.00%, 12/1/47	500,000	615,590
Sub-Series A, 4.00%, 12/1/49	100,000	116,968
(Cost $3,736,443)		4,037,819
Puerto Rico - 0.8%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue,
Series CC, 5.25%, 7/1/36	425,000	480,458
Series N, 5.25%, 7/1/36	175,000	197,808
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls,
Series L, 5.25%, 7/1/35	50,000	54,123
Series L, 5.25%, 7/1/41	25,000	28,163
(Cost $726,538)		760,552
South Carolina - 1.6%
South Carolina Ports Authority, Private Airport & Marina Revenue,
Series A, 3.00%, 7/1/49	100,000	105,265
South Carolina Public Service Authority, Miscellaneous Revenue,
Series C, 5.00%, 12/1/46	730,000	843,829
South Carolina Public Service Authority, Nuclear Revenue,
Series A, 5.00%, 12/1/55	365,000	424,896
Series E, 5.25%, 12/1/55	50,000	59,721
(Cost $1,343,634)		1,433,711
Tennessee - 1.6%
Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue,
Series B, AMT, 4.00%, 7/1/54	550,000	641,124
Series A, 5.00%, 7/1/54	525,000	681,655
Series B, AMT, 5.00%, 7/1/54	100,000	127,140
(Cost $1,386,346)		1,449,919
Texas - 6.9%
Central Texas Regional Mobility Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/45	100,000	117,326
City of Houston TX Combined Utility System, Water Revenue,
Series B, 5.00%, 11/15/36	500,000	620,630
Series D, 5.00%, 11/15/39	85,000	99,103
City of San Antonio TX Electric & Gas Systems, Electric, Power & Light Revenue,
5.00%, 2/1/47	150,000	185,174
County of Harris TX, Highway Revenue Tolls,
Series A, 5.00%, 8/15/47	200,000	244,316
Dallas Area Rapid Transit, Sales Tax Revenue,
Series A, 5.00%, 12/1/46	300,000	362,433
Harris County Toll Road Authority, Highway Revenue Tolls,
Series A, 4.00%, 8/15/48	555,000	637,961
North Texas Tollway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/38	500,000	586,905
Series A, 5.00%, 1/1/43	125,000	156,234
Series A, 5.00%, 1/1/48	1,500,000	1,863,735
Series B, 5.00%, 1/1/48	390,000	469,817
San Antonio Water System, Water Revenue,
Series B, 5.00%, 5/15/39	155,000	183,748
Texas Water Development Board, Water Revenue,
Series A, 5.00%, 10/15/45	600,000	722,820
(Cost $5,804,629)		6,250,202
Utah - 1.5%
Salt Lake City Corp Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/43	400,000	495,912
Series A, AMT, 5.00%, 7/1/47	450,000	544,860
Series A, AMT, 5.25%, 7/1/48	225,000	282,438
(Cost $1,202,052)		1,323,210
Virginia - 2.0%
Chesapeake Bay Bridge & Tunnel District, Highway Revenue Tolls,
5.00%, 7/1/41	190,000	231,832
Virginia Small Business Financing Authority, Highway Revenue Tolls,
5.00%, 12/31/52	550,000	654,461
AMT, 5.00%, 12/31/56	750,000	889,658
(Cost $1,613,683)		1,775,951
Washington - 1.6%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue,
Series S-1, 5.00%, 11/1/35	120,000	145,944
Series S-1, 5.00%, 11/1/45	400,000	477,892
Series 1, 5.00%, 11/1/50	190,000	226,060
Energy Northwest, Nuclear Revenue,
Series A, 5.00%, 7/1/38	300,000	391,872
Port of Seattle WA, Private Airport & Marina Revenue,
Series C, AMT, 5.25%, 5/1/42	190,000	233,506
(Cost $1,405,787)		1,475,274

Wisconsin - 0.4%
Wisconsin Department of Transportation, Miscellaneous Revenue,
Series 2, 5.00%, 7/1/30	45,000	57,507
Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue,
5.00%, 4/1/44	245,000	305,123
(Cost $331,656)		362,630
TOTAL MUNICIPAL BONDS
(Cost $83,373,094)		89,866,543

TOTAL INVESTMENTS - 98.8%
(Cost $83,373,094)		89,866,543
Other assets and liabilities, net - 1.2%		$1,096,578
NET ASSETS - 100.0%		$90,963,121

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds(a)	$—	$89,866,543	$—	$89,866,543
TOTAL	$—	$89,866,543	$—	$89,866,543

(a)	See Schedule of Investments for additional detailed categorizations.